SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 156,716	$ 75,466	$ 541,459	$ 665,623	$ 815,391
TEXAS
Disaggregation of Revenue [Line Items]
Revenue		114,486	39,857	425,174	510,923	675,155
NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue		42,230	35,609	116,285	154,700	140,236
Crude Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue		155,701	75,466	533,335	656,620	761,511
Crude Oil [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue		113,471	39,857	417,050	501,920	621,275
Crude Oil [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue		42,230	35,609	116,285	154,700	140,236
Natural Gas [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,015		8,124	9,003	53,880
Natural Gas [Member] | TEXAS
Disaggregation of Revenue [Line Items]
Revenue		1,015		8,124	9,003	53,880
Natural Gas [Member] | NEW MEXICO
Disaggregation of Revenue [Line Items]
Revenue